Common Stock - Summary of Outstanding Warrants (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Series A Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued date	2014-07	2014-07
Series B Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued date	2014-07	2014-07
Series A-1 Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants issued date	2015-04	2015-04